UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement.
				   [  ]  adds new holding entries.

Institutional Investment Manger Filing this Report:

Name: 	Regal Asset Management Corporation
	8201 Preston Road
	Suite 400
	Dallas, TX   75225

13F File Number: 28-3090

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Jay Thompson
Title:	Chief Operating Officer
Phone:	(214) 890-8808
Signature, Place, and Date of Signing:

Joseph W. Thompson, 	Dallas, Texas, 	August 9, 2000.

Report Type  (Check only one.):

[X]	13F HOLDINGS REPORT

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	$11,564,000

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FORM 13F INFORMATION TABLE
                       TITLE OF               VALUE     SHARES /    SH /     PUT /   INVSTMT  OTHER             VOTING AUTHORITY
    NAME OF ISSUER      CLASS      CUSIP     (x$1000)   PRN AMT      PRN     CALL    DSCRETN MANAGERS     SOLE  SHARED  NONE
American Home Products CS          026609107       296       5,000   SH               SOLE                 5,000
American Home Products CS          026609107       296       5,000   SH               SOLE                 5,000
Diodes Inc             CS          254543101       355       8,500   SH               SOLE                 8,500
Deswell Industries Inc CS          250639101       258      20,000   SH               SOLE                20,000
Esco Technologies Inc  CS          269030102       696      35,000   SH               SOLE                35,000
First Australia Prime ICS          318653102       548     120,000   SH               SOLE               120,000
Fannie Mae             CS          313586109       658      12,600   SH               SOLE                12,600
us;FTRS                CS               #N/A       844      50,000   SH               SOLE                50,000
Health Care Property InCS          421915109       896      32,500   SH               SOLE                32,500
hi/fn Inc              CS          428358105       280       6,300   SH               SOLE                 6,300
ICU Medical Inc        CS          44930G107       575      21,800   SH               SOLE                21,800
I2 Technologies        CS          465754109       328       3,150   SH               SOLE                 3,150
us;NCAP                CS               #N/A       725      50,000   SH               SOLE                50,000
Novametrix Medical SystCS          669870107       210      35,000   SH               SOLE                35,000
Bank One Corporation   CS          06423A103       339      12,600   SH               SOLE                12,600
Plum Creek Timber Co InCS          729251108       795      30,000   SH               SOLE                30,000
Pfizer Inc             CS          717081103       237       5,000   SH               SOLE                 5,000
PeopleSoft Inc         CS          712713106       524      31,500   SH               SOLE                31,500
PW Eagle Inc           CS          69366Y108       315      17,500   SH               SOLE                17,500
ROHN Industries Inc    CS          775381106       211      50,000   SH               SOLE                50,000
iStar Financial Inc    CS          45031U101       731      35,000   SH               SOLE                35,000
St Jude Medical Inc    CS          790849103       290       6,300   SH               SOLE                 6,300
Sun Microsystems Inc   CS          866810104       286       3,150   SH               SOLE                 3,150
Todd Shipyards Corp    CS          889039103       236      30,000   SH               SOLE                30,000
Williams Companies Inc CS          969457100       413      10,000   SH               SOLE                10,000
Xilinx Inc             CS          983919101       520       6,300   SH               SOLE                 6,300

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